Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table total For PEO [1]	Compensation Actually Paid to PEO [10]		Average Summary Compensation Table Total for Non-PEO NEOs [1]	Average Compensation Actually Paid to Non-PEO NEOs [10]		Value of Initial Fixed $100 Investment Based On: [9]		Net Income (Dollars in thousands)	Home Sale Revenues (Dollars in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return [8]
2022	$18,512,436	$7,050,930	2	$5,207,073	$1,591,502	5	$101	$151	$562,139	$5,586,264
2021	$19,950,256	$46,427,292	3	$7,212,486	$17,912,881	6	$169	$190	$573,657	$5,102,456
2020	$14,150,011	$29,684,799	4	$4,762,382	$9,243,394	7	$132	$124	$367,582	$3,765,379

Company Selected Measure Name		Home sale revenues
Named Executive Officers, Footnote [Text Block]		The PEO for each of the years presented within this table is Larry A. Mizel, Executive Chairman. The NEO's for 2022 were David D. Mandarich, CEO; Robert N. Martin, CFO; Michael L. Kaplan, CLO (hired in 2022); and Rebecca B. Givens, CLO (resigned in 2022). The NEO's for 2021 were David D. Mandarich, CEO; Robert N. Martin, CFO; and Rebecca B. Givens, CLO. The NEO's for 2020 were David D. Mandarich, CEO; Robert N. Martin, CFO; Rebecca B. Givens, CLO (hired in 2020); and Michael Touff, CLO (retired in 2020).
Peer Group Issuers, Footnote [Text Block]		The peer group used in this calculation is defined as the "Peer Group" on page 33. The returns of each issuer of the group was weighted according to the respective issuers' stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount		$ 18,512,436	$ 19,950,256	$ 14,150,011
PEO Actually Paid Compensation Amount		$ 7,050,930	$ 46,427,292	$ 29,684,799
Adjustment To PEO Compensation, Footnote [Text Block]		or compensation actually paid to the PEO in 2022, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $10,342,866 was deducted from the total, representing the amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $1,353,586 was added representing the year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of December 31, 2022; (3) $8,342,900 was added representing the vesting date fair value of equity awards granted and vested in 2022; (4) $6,380,450 was deducted representing the decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (5) $4,604,476 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2022, and; (6) $169,800 was added related to dividends paid on outstanding and unvested RSA awards in 2022.	For compensation actually paid to the PEO in 2021, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $10,869,266 was deducted from the total, representing the amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $12,510,757 was added representing the year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of December 31, 2021; (3) $18,561,666 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $6,134,932 was added representing the increase in fair value for equity awards granted in prior years that vested during 2021, and; (5) $138,947 was added related to dividends paid on outstanding and unvested RSA awards in 2021.	For compensation actually paid to the PEO in 2020, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $9,002,603 was deducted from the total, representing the amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $6,701,731 was added representing the year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 31, 2020; (3) $19,208,132 was added representing the increase in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020; (4) $1,495,366 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2020, and; (5) $122,894 was added related to dividends paid on outstanding and unvested RSA awards in 2020.
Non-PEO NEO Average Total Compensation Amount		$ 5,207,073	$ 7,212,486	$ 4,762,382
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,591,502	$ 17,912,881	$ 9,243,394
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		For average compensation actually paid to the NEO's in 2022, the average of the Summary Compensation Table total for the NEO's is adjusted to reflect average changes in the value of equity awards and pension benefits, described in the following: (1) $2,743,556 was deducted from the total, representing the average amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $758,313 was added representing the average year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of December 31, 2022; (3) $1,668,580 was added representing the average vesting date fair value of equity awards granted and vested in 2022; (4) $2,017,419 was deducted representing the average decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (5) $1,351,388 was deducted representing the average decrease in fair value for equity awards granted in prior years that vested during 2022, and; (6) $69,899 was added related to the average dividends paid on outstanding and unvested RSA awards in 2022.	For average compensation actually paid to the NEO's in 2021, the average of the Summary Compensation Table total for the NEO's is adjusted to reflect average changes in the value of equity awards and pension benefits, described in the following: (1) $3,786,113 was deducted from the total, representing the average amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $4,340,884 was added representing the average year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of December 31, 2021; (3) $7,665,139 was added representing the average increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $2,420,193 was added representing the average increase in fair value for equity awards granted in prior years that vested during 2021, and; (5) $60,293 was added related to the average dividends paid on outstanding and unvested RSA awards in 2021.	For average compensation actually paid to the NEO's in 2020, the average of the Summary Compensation Table total for the NEO's is adjusted to reflect average changes in the value of equity awards and pension benefits, described in the following:(1) $2,754,950 was deducted from the total, representing the average amount reported in the Stock Awards and Option Awards columns of the Summary Compensation Table; (2) $1,863,381 was added representing the average year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 31, 2020; (3) $5,870,248 was added representing the average increase in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020; (4) $536,641 was deducted representing the average decrease in fair value for equity awards granted in prior years that vested during 2020, and; (5) $38,973 was added related to the average dividends paid on outstanding and unvested RSA awards in 2020.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Relationship Between Executive Compensation Actually Paid to Executives and Financial Performance Comparison of Total Shareholder Return to Compensation Actually Paid to Executives
Compensation Actually Paid vs. Net Income [Text Block]		Comparison of Net Income to Compensation Actually Paid to Executives
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Comparison of Home Sale Revenues to Compensation Actually Paid to Executives
Total Shareholder Return Vs Peer Group [Text Block]		Comparison of Total Shareholder Return to Peer Group Total Shareholder Return
Tabular List [Table Text Block]

Executive Chairman and CEO	Chief Financial Officer	Chief Legal Officer
Adjusted EBITDA	Adjusted homebuilding operating margin	Adjusted homebuilding operating margin
Adjusted homebuilding operating margin	Adjusted pre-tax return on equity	Adjusted pre-tax return on equity
Adjusted pre-tax diluted EPS	Home sale revenues	Home sale revenues
Adjusted pre-tax return on equity	Net debt-to-capital	Litigation management
Home sale revenues	Oversight of accounting, finance, information technology and treasury functions, including capital markets and bank financing transactions	Oversight of risk management
Net debt-to-capital	Shareholder relations management and oversight	Regulatory compliance
Operating cash flow	Successful completion of special projects	Successful completion of special projects
	Timely and accurate handling of financial regulatory filings	Successful supervision of all real estate transactions

Total Shareholder Return Amount		$ 101	$ 169	$ 132
Peer Group Total Shareholder Return Amount		151	190	124
Net Income (Loss)		$ 562,139,000	$ 573,657,000	$ 367,582,000
Company Selected Measure Amount		5,586,264,000	5,102,456,000	3,765,379,000
PEO Name		Larry A. Mizel	Larry A. Mizel	Larry A. Mizel
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted homebuilding operating margin
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted pre-tax diluted EPS
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted pre-tax return on equity
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Net debt-to-capital
PEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Operating cash flow
PEO [Member] | MDC_Stock Awards and Option Awards Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,342,866)	$ (10,869,266)	$ (9,002,603)
PEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Current Year and Outstanding in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,353,586	12,510,757	6,701,731
PEO [Member] | MDC_Equity Awards Change in Value of Awards Granted and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,342,900
PEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Prior Year and Outstanding in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,380,450)	18,561,666	19,208,132
PEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Prior Year and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,604,476)	6,134,932	(1,495,366)
PEO [Member] | MDC_Dividends Paid on Outstanding Awards at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		169,800	138,947	122,894
Non-PEO NEO [Member] | MDC_Stock Awards and Option Awards Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,743,556)	(3,786,113)	(2,754,950)
Non-PEO NEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Current Year and Outstanding in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		758,313	4,340,884	1,863,381
Non-PEO NEO [Member] | MDC_Equity Awards Change in Value of Awards Granted and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,668,580
Non-PEO NEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Prior Year and Outstanding in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,017,419)	7,665,139	5,870,248
Non-PEO NEO [Member] | MDC_Equity Awards Change in Value of Awards Granted in the Prior Year and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,351,388)	2,420,193	(536,641)
Non-PEO NEO [Member] | MDC_Dividends Paid on Outstanding Awards at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 69,899	$ 60,293	$ 38,973
MDC_CFO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted homebuilding operating margin
MDC_CFO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted pre-tax return on equity
MDC_CFO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Net debt-to-capital
MDC_CFO [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Successful completion of special projects
MDC_CFO [Member] | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name		Oversight of accounting, finance, information technology and treasury functions, including capital markets and bank financing transactions
MDC_CFO [Member] | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name		Shareholder relations management and oversight
MDC_CFO [Member] | Measure [Axis]: 10
Pay vs Performance Disclosure [Table]
Measure Name		Timely and accurate handling of financial regulatory filings
MDC_CLO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted homebuilding operating margin
MDC_CLO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted pre-tax return on equity
MDC_CLO [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Successful completion of special projects
MDC_CLO [Member] | Measure [Axis]: 11
Pay vs Performance Disclosure [Table]
Measure Name		Litigation management
MDC_CLO [Member] | Measure [Axis]: 12
Pay vs Performance Disclosure [Table]
Measure Name		Oversight of risk management
MDC_CLO [Member] | Measure [Axis]: 13
Pay vs Performance Disclosure [Table]
Measure Name		Regulatory compliance
MDC_CLO [Member] | Measure [Axis]: 14
Pay vs Performance Disclosure [Table]
Measure Name		Successful supervision of all real estate transactions